Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Aug. 31, 2025	Aug. 31, 2024
Income Statement [Abstract]
Revenue		$ 2,986,823	$ 2,688,987
Expenses
Selling, general and administrative		2,253,944	2,382,225
Advertising and marketing		669,482	860,047
Salaries, wages and benefits		1,645,024	2,436,783
Interest expense and bank charges		336,115	93,472
Depreciation and amortization		862,104	838,843
Share-based compensation		235,006
Government incentive		(70,555)	(97,646)
Loss on derecognition of right of use of asset		3,596
Total expenses		5,934,716	6,513,724
Loss from operations		(2,947,893)	(3,824,737)
(Loss) on extinguishment of liability			(156,339)
Foreign exchange gain (loss)		10,133	(38,836)
Gain on change in fair value of warrant liability		(608,537)	63,769
Gain on change in fair value of conversion feature liability			76,543
Financing cost – warrant issuance		(164,280)
Accretion expense			(223,059)
Other income		72,112
Net loss		(3,638,465)	(4,102,659)
Foreign currency translation adjustment		100,790	9,217
Net loss and comprehensive loss		$ (3,537,675)	$ (4,093,442)
Net loss per share - basic		$ (5.31)	$ (11.46)
Net loss per share - diluted		$ (5.31)	$ (11.46)
Weighted average number of common shares outstanding - basic (Numbers)	[1]	665,820	357,297
Weighted average number of common shares outstanding - diluted (Numbers)	[1]	665,820	357,297

[1]	On July 16, 2025, the Company effected a 20-for-1 reverse stock split of its issued and outstanding common shares. All share and per-share information presented in the consolidated financial statements, including weighted-average shares outstanding, EPS, and disclosures related to stock options, RSUs, and warrants, have been retroactively adjusted to reflect the reverse stock split for all periods presented.